Fair value of Above-Market Acquired Time Charters (Tables)	6 Months Ended
Jun. 30, 2015
Fair Value Of Above-Market Acquired Time Charters [Abstract]
Estimated aggregate amortization expense of the above market acquired time charters
Twelve month periods ending	Amount
June 30, 2016	$2,723
Total	$2,723